CONSOLIDATED STATEMENTS OF OPERATIONS	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Income Statement [Abstract]
Revenues	$ 24,718,821	$ 192,386,583	$ 182,164,539	$ 163,690,966
Cost of revenues	(20,768,729)	(161,643,021)	(134,568,099)	(115,648,013)
Gross profit	3,950,092	30,743,562	47,596,440	48,042,953
Operating expenses
Selling, general and administrative expenses	(6,259,900)	(48,720,801)	(36,028,548)	(36,805,428)
Losses on disposal of property and equipment	(258,040)	(2,008,324)	(636,289)	(485,957)
Income (Loss) from operations	(2,567,848)	(19,985,563)	10,931,603	10,751,568
Other income (expenses)
Other income	129,342	1,006,670	1,219,376	1,445,506
Finance expenses	(19,129)	(148,878)	(189,749)	(55,080)
Total other income, net	110,213	857,792	1,029,627	1,390,426
Income (Loss) before income tax expenses	(2,457,635)	(19,127,771)	11,961,230	12,141,994
Income tax (expenses) benefit	82,654	643,294	(1,307,742)	(2,338,850)
Net income (loss)	(2,374,981)	(18,484,477)	10,653,488	9,803,144
Less: Net income attributable to non-controlling interests				105,775
Net income (loss) attributable to SU Group Holdings Limited’s ordinary shareholders	$ (2,374,981)	$ (18,484,477)	$ 10,653,488	$ 9,697,369